NON-FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Inventories	$ 223	$ 205	$ 173	$ 155
Materials And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Inventories	160	129
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Inventories	6	4
In Process And Finished Products [Member]
IfrsStatementLineItems [Line Items]
Inventories	$ 57	$ 72